Note 11 - Long-term Debt and Financing - Future Annual Minimum Repayments (Details) $ in Thousands	Jun. 30, 2018 CAD ($)
Statement Line Items [Line Items]
Future annual minimum repayments	$ 610,845
Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	153,325	[1]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[2]
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[3]
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments	197,520	[4]
Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments
Not later than one year [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Not later than one year [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Not later than one year [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Not later than one year [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	350,845
Later than one year and not later than three years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	153,325	[1]
Later than one year and not later than three years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than one year and not later than three years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than one year and not later than three years [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments	197,520	[4]
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	260,000
Later than four years and not later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than four years and not later than five years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[2]
Later than four years and not later than five years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[3]
Later than four years and not later than five years [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments
Later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than five years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than five years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than five years [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]

[1]	As at June 30, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada (“National”), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A.. The agreement extends Just Energy’s credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. A certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 3.40%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.40% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at June 30, 2018, the Canadian prime rate was 3.45% and the U.S. prime rate was 5.00%. As at June 30, 2018, $153.32 million has been drawn against the facility and total letters of credit outstanding as of June 30, 2018, amounted to $103.9 million ( March 31, 2018 - $113.4 million). As at June 30, 2018, Just Energy has $95. 3 million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at June 30, 2018, the Company was compliant with all of these covenants.
[2]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[3]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[4]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds.